Stock-Based Compensation and Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Aug. 31, 2016	Apr. 30, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, restricted stock units, number of shares exercisable							0
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period							4 years 3 months 13 days
Share-based compensation					$ 857	$ 204	$ 2,505	$ 1,595	$ 3,868
Proceeds from contributed capital			$ 30,600	$ 69,800	$ 0	$ 0	4,700	0	100,407
Capital contributions from parent							4,700	0	$ 100,407
Capital contributions returned to parent							3,100	$ 1,200
Incentive Units Performance Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage					33.33%
Incentive Units Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period					5 years
Incentive Units Time Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage					66.67%
Incentive Units Time Based Awards | Chief Executive Officer and President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards, outstanding (in shares)	42,169,456				42,169,456
Incentive Units Time Based Awards | Senior Management and Board Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards (in shares)					84,132,816
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense							$ 10,700
Incentive Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, percentage					55.00%
Expected exercise term					3 years 11 months 16 days
Risk-free rate, percentage					0.62%
Incentive Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, percentage					125.00%
Expected exercise term					6 years
Risk-free rate, percentage					2.61%
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	53,621,891				53,621,891		53,621,891
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		3 years					3 years
Incentive units issued as share-based compensation awards (in shares)	236,111	360,000
Expected volatility, percentage		95.00%
Expected exercise term		3 years
Risk-free rate, percentage		2.61%
Unrecognized compensation expense							$ 100
Expected dividends, percentage		0.00%
Restricted stock units, recognition period							2 years 5 months 10 days
Restricted stock units, fair value at grant date (usd per share)		$ 0.48
313 Acquisition LLC | Incentive Units Performance Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage							66.67%
313 Acquisition LLC | Incentive Units Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							5 years
313 Acquisition LLC | Incentive Units Time Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage							33.33%
Incentive units issued as share-based compensation awards (in shares)							85,362,836
313 Acquisition LLC | Incentive Units Time Based Awards | Chief Executive Officer and President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards (in shares)							42,169,456
313 Acquisition LLC | Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, minimum expected volatility rate							55.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, maximum expected volatility rate							125.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, minimum risk free interest rate							0.61%
Weighted average grant date fair value of the outstanding units (in dollars per share)							$ 0.36	$ 0.30
Share-based compensation arrangement by share-based payment award, fair value assumptions, maximum risk free interest rate							2.61%
313 Acquisition LLC | Incentive Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term							3 years 11 months 15 days
313 Acquisition LLC | Incentive Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term							6 years
Vivint | Stock Appreciation Rights Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period					5 years
Vivint | Stock Appreciation Rights Time Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage					66.67%		33.33%
Vivint | Stock Appreciation Rights Performance Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage					33.33%		66.67%
Vivint | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, minimum expected volatility rate							55.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, maximum expected volatility rate							125.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, minimum risk free interest rate							0.61%
Unrecognized compensation expense							$ 4,600
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period							4 years 4 months 23 days
Weighted average grant date fair value of the outstanding units (in dollars per share)							$ 0.23	$ 0.19
Incentive units issued as share-based compensation awards, outstanding (in shares)	36,576,342				36,576,342		38,011,879
Expected dividends, percentage					0.00%		0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, maximum risk free interest rate							2.61%
Vivint | Stock Appreciation Rights (SARs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, percentage					55.00%
Expected exercise term					6 years		6 years
Risk-free rate, percentage					0.61%
Vivint | Stock Appreciation Rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, percentage					125.00%
Expected exercise term					6 years 5 months 20 days		6 years 6 months
Risk-free rate, percentage					2.61%
Vivint Wireless | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards, outstanding (in shares)							0